RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 13, 2016	Mar. 07, 2016
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				15.00%			15.00%
Shares Issued, Price Per Share	$ 4.50					$ 4.50
Due to Related Parties, Current			$ 0	$ 510,000	$ 502,000
Operating Leases, Rent Expense					54,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 100,000
Related Party Transaction, Rate	5.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Officers' Compensation				250,000
Accrued Vacation, Current				$ 3,500
Deferred Bonus [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage				30.00%
Healthcare and Medical Premium [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage				100.00%
Tandon Enterprises, Inc. [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt			$ 24,000		151,000
Due to Related Parties, Current		$ 346,100
Debt Conversion, Converted Instrument, Shares Issued		76,911
Repayments of Related Party Debt				$ 151,000
Tandon Enterprises, Inc. [Member] | Administrative Support [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				0	$ 172,000
President and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Conversion, Converted Instrument, Warrants or Options Issued	33,333
Due to Related Parties, Current	$ 50,000
Debt Conversion, Converted Instrument, Shares Issued	33,333
Four PAC LLC [Member] | Marketing Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				5,000
Related Party Transaction, Purchases from Related Party				$ 57,790